Note 15 - Financial Instruments with Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Schedule of Financial Instrument Commitments [Table Text Block]
	2015	2014
	(In Thousands)
Commitments to originate loans	$5,995	$7,763
Unfunded commitments under lines of credit	12,489	21,427

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year	Rental Amount
(In Thousands)
2016	$96
2017	71
2018	69
2019	74
2020	72
Thereafter	60
$442